DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Due to related parties	$ 46,875	$ 46,875
Bruce Abbott and David Lifschultz
Due to related parties	$ 46,875	$ 46,875